Hedging derivatives	12 Months Ended
Dec. 31, 2022
Hedging derivatives
Hedging derivatives

12. Hedging derivatives

The Bank, as part of its financial risk management strategy and for reducing mismatches in the accounting treatment of its transactions, enters into interest rate and foreign currency hedging financial derivatives, depending on the nature of the hedged risk.

In line with its objective, the Bank classifies its hedges into the following categories:

-	Cash flow hedges: hedging the exposure to variability in cash flows associated with an asset, liability or highly probable forecast transaction.
-	Fair value hedges: hedging the exposure to changes in the fair value of assets or liabilities attributable to an identified hedged risk.

a)   Breakdown

The breakdown by type of hedge of the financial derivatives qualifying for hedge accounting is as follows:

	12/31/2021		12/31/2022
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	1,468	7,018	4,923	3,205
Cash flow hedges	9,780	1,144	5,258	1,256
	11,248	8,162	10,181	4,461

b)   Quantitative information

Fair value hedges

As of December 31, 2021, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,867	1,867	Peso	Loans - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	4	1	USD	Loans - Interest rate and foreign exchange risk

CCS	17,744	819	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

As of December 31, 2022, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,600	1,600	Peso	Loans - Interest rate risk

IRS	6,500	6,500	Peso	Unsecured notes - Interest rate risk

IRS	2,731	2,731	Peso	Promissory notes - Interest rate risk

IRS	117,701	117,701	Peso	M Bonds - Interest rate risk

CCS	9,887	447	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

The fair value hedges carried out by the Bank are extended in certain cases up to the year 2034.

For 2020, 2021 and 2022, the effect of valuation for the period of the financial derivative instruments for fair value hedging purposes recognized in the consolidated income statement is included under Gains/(losses) on financial assets and liabilities (net) of (6,884) million pesos, 8,746 million pesos and 5,225 million pesos, respectively (see Note 39).

For 2020, 2021 and 2022, the effect of valuation arising from the risk being hedged of the hedged items for fair value hedging purposes recognized in the consolidated income statement is included Gains/(losses) on financial assets and liabilities (net) of 6,427 million pesos, (9,278) million pesos and (4,903) million pesos, respectively (see Note 39).

Each of these hedging financial derivative instruments is presented in the consolidated balance sheet under Hedging derivatives.

Cash flow hedges

As of December 31, 2021, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	7,311	7,311	Peso	Unsecured notes - Interest rate risk

CCS	523	41	USD	Loans - Foreign exchange risk

CCS	491	29	Euro	Loans - Foreign exchange risk

CCS	11,125	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	519	25	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	28,787	8,295	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	36,171	1,466	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2022, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

CCS	174	14	USD	Loans - Foreign exchange risk

CCS	351	21	Euro	Loans - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

CCS	7,196	1,917	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-BRL	16,425	5,187	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	33,353	1,342	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2021 included in other comprehensive income under Valuation adjustments – Cash flow hedges, were (6) million pesos (see Note 28), which refer to the accumulated unamortized gain (net of the related deferred tax effect) of hedging financial derivatives for which hedge accounting was discontinued. Such balances are being reclassified based on the original terms of the forecast transactions. The term of such reclassifying extends through the year 2022. The remaining amount of Valuation adjustments – Cash flow hedges reflected in other comprehensive income consists of accumulated unrealized gain or loss on effective cash flow hedges currently in effect.

The cash flow hedges entered into by the Bank are extended in certain cases up to the year 2025 for Brazilian Government Notes and for Loans and advances to customers and up to the year 2026 for UMS.

A reconciliation of Valuation adjustments – Cash flow hedges is as follows:

	2020	2021	2022

Balance at January 1	(276)	(569)	414
Valuation adjustments	(376)	1,394	(1,224)
Amounts reclassified to consolidated income statement	(43)	11	8
Of which:
Income from cash flow hedging financial derivatives and discontinued cash flow hedge accounting	(43)	11	8
Cash flow hedges ineffectiveness (Note 39)	—	—	—
Income taxes	126	(422)	365
Balance at December 31	(569)	414	(437)

As of December 31, 2022, the breakdown of the estimated cash flows of the cash flow hedges that are expected to be reclassified from other comprehensive income to the consolidated income statement is as follows:

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	13	40	21	—	74
Cash flows to be paid	(242)	(205)	(234)	(17)	(698)

Note 45.a contains a breakdown of the remaining maturity periods of hedging financial derivatives.